Mineral, Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		$ 29,374
Balance at end of period		81,270	$ 29,374
Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		221,269
Balance at end of period		375,066	221,269
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		443,847
Balance at end of period		718,418	443,847
Development costs		64,700	57,900
Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		501,057
Balance at end of period		338,705	501,057
Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		17,762
Balance at end of period		22,377	17,762
Deposits On Projects
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		12,700
Balance at end of period		2,773	12,700
Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		15,762
Balance at end of period		11,610	15,762
Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		16,723
Balance at end of period		23,835	16,723
Balance at beginning of period		1,258,494
Capitalized borrowing costs		31,800	36,467
Change in estimates		(4,859)	7,890
Balance at end of period		1,574,054	1,258,494
Increase (decrease) through transfers from construction in progress, property, plant and equipment			(10,100)
Tucumã (Brazil)
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from construction in progress, property, plant and equipment	$ (388,100)
Cost | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		36,593	37,246
Additions		1,794	3,888
Disposals		0	0
Transfers (Note 8)		50,050	4,705
Foreign exchange		5,945	(9,246)
Balance at end of period		94,382	36,593
Cost | Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		294,944	285,489
Additions		27,939	53,331
Disposals		(401)	(3,160)
Transfers (Note 8)		133,601	32,316
Foreign exchange		40,893	(73,032)
Balance at end of period		496,976	294,944
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		643,758	697,808
Additions		101,503	82,063
Disposals		0	(940)
Transfers (Note 8)		182,516	30,585
Foreign exchange		84,505	(165,758)
Balance at end of period		1,012,282	643,758
Cost | Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		501,057	419,657
Additions		104,520	145,333
Capitalized borrowing costs		31,773	36,467
Disposals		0	(5)
Transfers (Note 8)		(343,387)	(2,158)
Foreign exchange		44,742	(98,237)
Balance at end of period		338,705	501,057
Cost | Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		26,972	26,613
Additions		4,513	3,986
Disposals		(16)	(253)
Transfers (Note 8)		254	2,929
Foreign exchange		3,233	(6,303)
Balance at end of period		34,956	26,972
Cost | Deposits On Projects
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		12,700	49,542
Additions		12,318	25,991
Disposals		0	0
Transfers (Note 8)		(23,034)	(55,906)
Foreign exchange		789	(6,927)
Balance at end of period		2,773	12,700
Cost | Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		21,336	18,509
Additions		0	0
Change in estimates		(4,859)	7,890
Disposals		0	0
Transfers (Note 8)		0	0
Foreign exchange		2,594	(5,063)
Balance at end of period		19,071	21,336
Cost | Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		49,995	49,329
Additions		25,007	18,012
Disposals		(4,871)	(4,450)
Transfers (Note 8)		0	(789)
Foreign exchange		6,374	(12,107)
Balance at end of period		76,505	49,995
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		1,587,355	1,584,193
Additions		277,594	332,604
Capitalized borrowing costs		31,773
Disposals		(5,288)	(8,808)
Transfers (Note 8)		0	11,682
Foreign exchange		189,075	(376,673)
Balance at end of period		2,075,650	1,587,355
Accumulated depreciation | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		(7,219)	(6,984)
Additions		(4,985)	(2,022)
Disposals		0	0
Foreign exchange		(908)	1,787
Balance at end of period		(13,112)	(7,219)
Accumulated depreciation | Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		(73,675)	(68,917)
Additions		(39,057)	(25,707)
Disposals		325	2,950
Foreign exchange		(9,503)	17,999
Balance at end of period		(121,910)	(73,675)
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		(199,911)	(209,939)
Additions		(68,891)	(41,025)
Disposals		0	0
Foreign exchange		(25,062)	51,053
Balance at end of period		(293,864)	(199,911)
Accumulated depreciation | Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		0	0
Additions		0	0
Disposals		0	0
Foreign exchange		0	0
Balance at end of period		0	0
Accumulated depreciation | Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		(9,210)	(9,368)
Additions		(2,317)	(2,001)
Disposals		0	62
Foreign exchange		(1,052)	2,097
Balance at end of period		(12,579)	(9,210)
Accumulated depreciation | Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		(5,574)	(6,316)
Additions		(1,180)	(732)
Disposals		0	0
Foreign exchange		(707)	1,474
Balance at end of period		(7,461)	(5,574)
Accumulated depreciation | Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		(33,272)	(30,671)
Additions		(18,167)	(14,069)
Disposals		3,057	3,537
Foreign exchange		(4,288)	7,931
Balance at end of period		(52,670)	(33,272)
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period		(328,861)	(332,195)
Additions		(134,597)	(85,556)
Disposals		3,382	6,549
Foreign exchange		(41,520)	82,341
Balance at end of period		$ (501,596)	$ (328,861)